Dividend Restrictions and Statutory Financial Information	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Dividend Restrictions and Statutory Financial Information	22. DIVIDEND RESTRICTIONS AND STATUTORY FINANCIAL INFORMATION
Parent Company Dividend Restrictions
There were no significant restrictions on the Parent Company's ability to pay dividends from retained earnings as of December 31, 2020. Bermuda law permits the payment of dividends if (i) we are not, or would not be after payment, unable to pay our liabilities as they become due and (ii) the realizable value of our assets is in excess of our liabilities after taking such payment into account. We have not historically declared a dividend on our ordinary shares. The issuance of our Series D and E Preferred Shares have resulted in the declaration of dividends. Holders of Series D and Series E Preferred Shares are entitled to receive, only when, as and if declared, non-cumulative cash dividends, paid quarterly in arrears on the 1st day of March, June, September and December of each year of 7.0% per annum. Refer to Note 17 - "Shareholders' Equity" for details regarding dividends on preferred shares.
The Bermuda Monetary Authority ("BMA") acts as group supervisor to Enstar. On an annual basis, we are required to file group statutory financial statements, a group statutory financial return, a group capital and solvency return, audited group financial statements and a Group Solvency Self-Assessment ("GSSA") with the BMA. The GSSA is designed to document our perspective on the capital resources necessary to achieve our business strategies and remain solvent, and to provide the BMA with insights on our risk management, governance procedures and documentation related to this process. We are required to maintain available group statutory capital and surplus in an amount that is at least equal to the group enhanced capital requirement ("Group ECR"). The BMA has also established a group target capital level equal to 120% of the Group ECR. We are in compliance with these requirements.
Our ability to pay dividends to our shareholders is dependent upon the ability of our (re)insurance subsidiaries to distribute capital and pay dividends to us. Our (re)insurance subsidiaries are subject to certain regulatory restrictions on the distribution of capital and payment of dividends in the jurisdictions in which they operate, as described below. The restrictions are generally based on net income or levels of capital and surplus as determined in accordance with the relevant statutory accounting practices. Failure of these subsidiaries to meet their applicable regulatory requirements could result in restrictions on any distributions of capital or retained earnings or stricter regulatory oversight of the subsidiaries.
Our ability to pay dividends and make other forms of distributions may also be limited by repayment obligations and financial covenants in our outstanding loan facility agreements.
Subsidiary Statutory Financial Information and Dividend Restrictions
Our (re)insurance subsidiaries prepare their statutory financial statements in accordance with statutory accounting practices prescribed or permitted by local regulators. Statutory and local accounting differs from U.S. GAAP, including in the treatment of investments, acquisition costs and deferred income taxes, amongst other items.
The statutory capital and surplus amounts for the years ended December 31, 2020 and 2019 and statutory net income amounts for the years ended December 31, 2020, 2019 and 2018 for our (re)insurance subsidiaries based in Bermuda, the United Kingdom, Australia, the United States and Continental Europe are summarized in the table below which includes information relating to acquisitions from the year of acquisition:

	Statutory Capital and Surplus
	Required		Actual		Statutory Income
	2020	2019	2020	2019	2020	2019	2018
Bermuda	$2,711,687	$2,138,395	$5,565,429	$4,016,663	$1,850,913	$643,683	$29,486
U.K.	803,685	837,104	1,224,208	1,532,751	43,219	154,644	(52,936)
U.S.	185,904	364,507	554,339	861,379	(67,477)	121,406	(75,005)
Europe	95,746	94,334	214,115	229,344	(983)	11,816	(17,611)
Australia	18,858	18,110	58,531	37,815	(1,722)	4,847	1,761
As of December 31, 2020, the total amount of net assets of our consolidated subsidiaries that were restricted was $3.8 billion.
Certain material aspects of these laws and regulations as they relate to solvency, dividends and capital and surplus are summarized below.
Bermuda
Our Bermuda-based (re)insurance subsidiaries are registered under the Insurance Act 1978 of Bermuda and related regulations, as amended (the "Insurance Act"). The Insurance Act imposes certain solvency and liquidity standards and auditing and reporting requirements and grants the BMA powers to supervise, investigate, require information and the production of documents and intervene in the affairs of insurance companies.
The Insurance Act requires that our Bermuda-based (re)insurance subsidiaries maintain certain solvency and liquidity standards. The minimum liquidity ratio requires that the value of relevant assets not be less than 75% of the amount of relevant liabilities. The minimum solvency margin, which varies depending on the class of the insurer, is determined as a percentage of either net reserves for losses and LAE or premiums. Our Bermuda subsidiaries with commercial insurance licenses are required to maintain a minimum statutory capital and surplus (Enhanced Capital Requirement or "ECR") at least equal to the greater of a minimum solvency margin or the Bermuda Solvency Capital Requirement ("BSCR"). The BSCR is calculated based on a standardized risk-based capital model as provided by the BMA.
Each of our regulated Bermuda subsidiaries would be prohibited from declaring or paying any dividends if it were in breach of its minimum solvency margin or liquidity ratio or if the declaration or payment of such dividends would cause it to fail to meet such margin or ratio. In addition, each of our regulated Bermuda subsidiaries is prohibited, without the prior approval of the BMA, from reducing by 15% or more its total statutory capital, or from reducing by 25% of more its total statutory capital and surplus, as set out in its previous year’s statutory financial statements. Our Bermuda insurance companies that are in run-off are required to seek BMA approval for any dividends or distributions.
As of December 31, 2020 and 2019, each of our Bermuda-based (re)insurance subsidiaries exceeded their respective minimum solvency and liquidity requirements. The Bermuda (re)insurance subsidiaries in aggregate exceeded minimum solvency requirements by $2.9 billion as of December 31, 2020 (2019: $1.9 billion) and were in compliance with their liquidity requirements.
United Kingdom
U.K. Insurance Companies (non-Lloyd's)
Our U.K. based insurance subsidiaries are regulated by the U.K. Prudential Regulatory Authority (the "PRA") and the Financial Conduct Authority (the "FCA", together with the PRA, the "U.K. Regulator").
Our U.K.-based insurance subsidiaries are required to maintain adequate financial resources in accordance with the requirements of the U.K. Regulator. Insurers must comply with a Solvency Capital Requirement ("SCR"), which is calculated using either the Solvency II standard formula or a bespoke internal model. Our non-Lloyd's U.K. companies use the standard formula for determining compliance with the SCR.
The calculation of the minimum capital resources requirements in any particular case depends on, among other things, the type and amount of insurance business written and claims paid by the insurance company. As of December 31, 2020 and 2019, all of our U.K. insurance subsidiaries maintained capital in excess of the minimum capital resources requirements and complied with the relevant U.K. Regulator requirements. Our U.K.-based insurance subsidiaries, including our Lloyd's Syndicates described below, in aggregate, maintained capital in excess of the minimum capital resources requirements by $420.5 million and $695.6 million as of December 31, 2020 and 2019, respectively.
The U.K. Regulator’s rules require our U.K. insurance subsidiaries to obtain regulatory approval for any proposed or actual payment of a dividend. The U.K. Regulator uses the SCR, among other tests, when assessing requests to make distributions.
Lloyd’s
As of December 31, 2020, we participated in the Lloyd’s market through our interests in: (i) Atrium’s Syndicate 609, which is managed by Atrium Underwriters Limited, a Lloyd's managing agent; (ii) StarStone’s Syndicate 1301, which is managed by StarStone Underwriting Limited ("SUL"), a Lloyd’s managing agent; and (iii) Syndicate 2008, a wholly aligned syndicate that has permission to underwrite RITC business and other run-off or discontinued business type transactions with other Lloyd’s syndicates. We participated on each of the three syndicates through a single, wholly owned Lloyd’s corporate member. SUL serves as managing agent for Syndicate 2008. On November 17, 2020, we announced an agreement to sell SUL, together with the right to operate StarStone's Syndicate 1301; and on January 1, 2021, we sold the Atrium business. These transactions are discussed further in Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations."
The underwriting capacity of a member of Lloyd’s is supported by providing Funds at Lloyd’s, as described in Note 6 - "Investments". Business plans, including maximum underwriting capacity, for Lloyd’s syndicates requires annual approval by the Lloyd’s Franchise Board, which may require changes to any business plan or additional capital to support underwriting plans.
The Lloyd’s market has applied the Solvency II internal model under Lloyd’s supervision, and our Lloyd’s operations are required to meet Solvency II standards. Lloyd's has the approval of the PRA to use its internal model under the Solvency II regime.
United States
Our U.S. Run-off (re)insurance subsidiaries are subject to the insurance laws and regulations of the states in which they are domiciled, licensed and/or eligible to conduct business. These laws restrict the amount of dividends the subsidiaries can pay to us. The restrictions are generally based on statutory net income and/or certain levels of statutory surplus as determined in accordance with the relevant statutory accounting requirements of the individual domiciliary states or states in which any of the (re)insurance subsidiaries are commercially domiciled. Generally, prior regulatory approval must be obtained before an insurer may make a distribution above a specified level.
The U.S. (re)insurance subsidiaries are also required to maintain minimum levels of solvency and liquidity as determined by law, and to comply with Risk-Based Capital ("RBC") requirements and licensing rules as specified by the National Association of Insurance Commissioners ("NAIC"). RBC is used to evaluate the adequacy of capital and surplus maintained by our U.S. (re)insurance subsidiaries in relation to three major risk areas associated with: (i) asset risk; (ii) insurance risk and (iii) other risks. For all of our U.S. (re)insurance subsidiaries, with the exception of one subsidiary which has a permitted accounting practice to treat an adverse development cover reinsurance agreement as prospective reinsurance, there are no prescribed or permitted statutory accounting practices that differ significantly from the statutory accounting principles established by NAIC.
As of December 31, 2020, all of our U.S. non-life (re)insurance subsidiaries exceeded their required levels of risk-based capital. On an aggregate basis, our U.S. non-life (re)insurance subsidiaries exceeded their minimum levels of risk-based capital as of December 31, 2020 by $362.2 million (2019: $488.3 million).
Europe
Our Liechtenstein insurance subsidiary (StarStone Insurance SE) is regulated by the Liechtenstein Financial Market Authority ("FMA") pursuant to the Liechtenstein Insurance Supervisory Act. This subsidiary is obligated to maintain a minimum solvency margin based on the Solvency II regulations. As of December 31, 2020, this subsidiary exceeded the Solvency II requirements by $97.6 million (2019: $119.0 million). The amount of dividends that this subsidiary is permitted to distribute is restricted to freely distributable reserves, which consist of retained earnings, the current year profit and legal reserves. Any dividend exceeding the current year profit requires the FMA’s approval. Solvency and capital requirements for this subsidiary are based on the Solvency II framework and must continue to be met following any distribution.
Australia
The Company’s Australian insurance subsidiary is regulated and subject to prudential supervision by the Australian Prudential Regulation Authority (“APRA”). APRA is the primary regulatory body responsible for regulating compliance with the Insurance Act 1973. APRA’s prudential standards require that all insurers maintain and meet prescribed capital adequacy requirements designed to ensure that insurers to meet their insurance obligations under a wide range of scenarios.
A run-off insurer must obtain APRA’s written consent prior to making any capital releases, including any payment of dividends, not from current year profits. The Company’s insurance subsidiary must provide APRA a valuation prepared by its Appointed Actuary that demonstrates that the tangible assets of the insurer, after the proposed capital reduction, are sufficient to cover its insurance liabilities.